Accumulated Balances of Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (11,487)	$ (3,603)	$ (8,379)
Net current period change	8,435	730	5,651
Reclassification adjustments for gains reclassified into income	(19,283)	(8,614)	(875)
Ending balance	(22,335)	(11,487)	(3,603)
Foreign currency items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(22,876)	(22,707)	(22,770)
Net current period change	(118)	(176)	(801)
Reclassification adjustments for gains reclassified into income	656	7	864
Ending balance	(22,338)	(22,876)	(22,707)
Unrealized gain on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	11,389	19,104	14,406
Net current period change	8,553	906	6,437
Reclassification adjustments for gains reclassified into income	(19,939)	(8,621)	(1,739)
Ending balance	$ 3	$ 11,389	19,104
Pension and post retirement benefit plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(15)
Net current period change			$ 15